Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Interest on Debt converted for common stock	$ 0	$ 0	$ 0	$ 8,603	$ 8,603	$ 8,603